Revenue and Geography Information (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of revenue and geography information
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Feature phone	173,190	144,032	111,066
Smart phone	19,228	56,885	154,143
Face mask	-	44,747	-
Others	670	1,235	10,299
Total	193,088	246,899	275,508

Schedule of company’s sales breakdown based on location
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Mainland China	83,124	112,400	70,314
Hong Kong	51,885	30,030	18,949
India	17,873	6,157	1,529
Africa	18,003	19,536	25,905
The United States	19,904	17,277	28,154
Mexico	-	-	12,372
South America	-	45,743	118,285
Others	2,299	15,756	-
Total	193,088	246,899	275,508

Schedule of location of company’s long-lived assets
	As of March 31,
	2021	2022
	RMB	RMB
PRC	36,944	54,543
India	168	46
Total	37,112	54,589